Accounts Receivable, Net - Schedule of Accounts Receivable - Third Parties, Net (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Third Party [Member]
Schedule of Accounts Receivable - Third Parties, Net [Line Items]
Accounts receivable, gross	$ 2,372,168	$ 2,121,963
Less: allowance for credit loss	(22,794)	(36,187)
Accounts receivable, net	2,349,374	2,085,776
Related Party [Member]
Schedule of Accounts Receivable - Third Parties, Net [Line Items]
Accounts receivable, gross	33,294	17,562
Less: allowance for credit loss
Accounts receivable, net	$ 33,924	$ 17,562